SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
NOTE 28	SUPPLEMENTAL CASH FLOW INFORMATION

	Years Ended December 31,
	2013	2012	2011
Income and mining taxes, net of refunds	$361	$1,261	$1,526
Pension plan and other benefits and contributions	$57	$50	$29
Interest, net of amounts capitalized	$247	$177	$179

Noncash Investing Activities and Financing Activities

Newmont sold non-core assets in exchange for 23 million shares of Regis Resources which resulted in non-cash increases to Investments of $129 in 2012. Newmont sold a royalty interest in exchange for 4 million shares of Regis Resources which resulted in non-cash increases to Investments of $12 in 2011.